INVENTORIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
7.	INVENTORIES

	December 31,	December 31,
	2018	2017
Ore stockpile	$17,714	$19,972
Rough diamonds	56,300	45,999
Supplies inventory	28,247	16,202
Total	$102,261	$82,173

Depreciation and depletion included in inventories at December 31, 2018 is $21,519 (2017 - $17,225).

The amount of inventory expensed approximates cost of sales with respect to production costs incurred, and the cost of acquired diamonds.

Included in production costs for the year ended December 31, 2018 are the Company’s 49% share of payroll and employee benefits for staff of the GK Mine of $34,017 (2017 - $15,037).